Share Capital and Other Components of Equity - Summary of Weighted-Average Assumptions (Detail) - Amended Plan [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	78.00%	79.60%
Weighted average risk-free interest rate	3.58%	3.54%
Weighted average expected option life	5 years 6 months 25 days	5 years 9 months
Weighted average share price	$ 4.13	$ 6.91
Weighted average exercise price	4.13	6.91
Weighted average fair value of options granted	$ 2.62	$ 4.78